Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense (benefit) [Abstract]
Payment of income tax	₩ 357,767	₩ 671,179	₩ 538,223
Adjustment in respect of prior years due to change in estimate	153,113	(63,756)	(176,441)
Current income tax directly recognized in equity	(198,714)	51,486	(53,302)
Current income tax expense	312,166	658,909	308,480
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(2,168,155)	240,155	(1,310,783)
Generation and realization of temporary differences	(489,411)	(77,985)	(636,984)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(43,653)	(10,471)	(22,469)
Changes in deferred tax on tax losses carryforwards	(1,641,823)	296,070	(582,011)
Tax credit carryforwards	(12,199)	32,541	(71,306)
Amount due to change in tax rate or regulations	18,931	0	1,987
Income tax expense (benefit)	(1,855,989)	899,064	(1,002,303)
Dividends of hybrid bond and others	4,736	4,273	3,432
Income tax recognized as other comprehensive income (loss)	(203,450)	47,213	(56,733)
Gain(loss) on valuation of financial assets at fair value through other comprehensive income	(9,753)	19,447	(4,217)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	24,220	(47,231)	(15,642)
Remeasurements of defined benefit liability	(126,890)	14,971	(40,235)
Investments in associates	(53,672)	35,714	4,275
Others	₩ (37,355)	₩ 24,312	₩ (914)